Fee and commission income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collection and payment services:
Service charges on deposit accounts	$ 1,438	$ 1,217	$ 1,046
Credit and debit cards	8,757	7,398	6,268
Checks and others	243	240	252
Total collection and payment services	10,438	8,855	7,566
Marketing of non-banking financial products:
Investment funds management	1,568	1,569	1,457
Capital markets and securities activities	558	738	513
Collection and payment services	2,923	2,832	2,568
Insurance	5,038	4,575	4,341
Financial advisory services	1,207	1,212	1,341
Total marketing of nonbanking financial products	11,294	10,926	10,220
Securities services:
Administration and custody	347	368	524
Total securities services	347	368	524
Other:
Foreign currency transactions	1,287	1,255	1,111
Other fees and commissions	952	892	895
Total other	2,239	2,147	2,006
Total fee and commission income	$ 24,318	$ 22,296	$ 20,316